Net sales - Schedule of net sales by customer type (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of disaggregation of revenue from customers
Net sales	€ 19,220	€ 21,138	€ 23,761
Communications service providers
Disclosure of disaggregation of revenue from customers
Net sales	15,085	17,652	19,921
Enterprise
Disclosure of disaggregation of revenue from customers
Net sales	2,180	2,282	1,997
Licensees
Disclosure of disaggregation of revenue from customers
Net sales	1,928	1,085	1,595
Other
Disclosure of disaggregation of revenue from customers
Net sales	€ 27	€ 119	€ 248